13F-HR
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<FILENAME>lcm13fq2.txt


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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


/s/ Yedi Wong              San Francisco, CA               November 14, 2011
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $366,290
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
ALBEMARLE CORP                COM             012653101   $7,272     180,000   SH         SOLE     NONE    180,000
AMDOCS LTD                    ORD             G02602103   $5,424     200,000   SH         SOLE     NONE    200,000
ANN INC                       COM             035623107   $1,142      50,000   SH         SOLE     NONE     50,000
AVIAT NETWORKS INC            COM             05366Y102   $2,602   1,107,300   SH         SOLE     NONE  1,107,300
BABCOCK & WILCOX CO NEW       COM             05615F102   $3,910     200,000   SH         SOLE     NONE    200,000
BITAUTO HLDGS LTD             SPONSORED ADS   091727107   $1,830     300,000   SH         SOLE     NONE    300,000
CHEMTURA CORP                 COM NEW         163893209   $6,018     600,000   SH         SOLE     NONE    600,000
CHRISTOPHER & BANKS CORP      COM             171046105   $1,059     300,000   SH         SOLE     NONE    300,000
CINCINNATI BELL INC NEW       COM             171871106  $20,647   6,681,900   SH         SOLE     NONE  6,681,900
CITRIX SYS INC                COM             177376100   $9,815     180,000   SH         SOLE     NONE    180,000
CITRIX SYS INC                COM             177376100  $10,906       2,000   SH  CALL   SOLE     NONE      2,000
CLEARWATER PAPER CORP         COM             18538R103  $20,388     600,000   SH         SOLE     NONE    600,000
DISH NETWORK CORP             CL A            25470M109  $12,525     500,000   SH         SOLE     NONE    500,000
DYNEGY INC DEL                COM             26817G300   $2,060     500,000   SH         SOLE     NONE    500,000
E M C CORP MASS               COM             268648102   $5,667     270,000   SH         SOLE     NONE    270,000
EASTMAN KODAK CO              NOTE 7.000% 4/0 277461BJ7   $1,492   5,850,000  PRN         SOLE     NONE  5,850,000
EL PASO CORP                  COM             28336L109   $7,429     425,000   SH         SOLE     NONE    425,000
GAP INC DEL                   COM             364760108  $22,736   1,400,000   SH         SOLE     NONE  1,400,000
GOLDCORP INC NEW              COM             380956409  $15,974     350,000   SH         SOLE     NONE    350,000
GOOGLE INC                    CL A            38259P508  $11,331      22,000   SH         SOLE     NONE     22,000
GRAMERCY CAP CORP             COM             384871109   $5,255   1,673,550   SH         SOLE     NONE  1,673,550
GRAPHIC PACKAGING HLDG CO     COM             388689101  $12,353   3,580,713   SH         SOLE     NONE  3,580,713
HAWAIIAN TELCOM HOLDCO INC    COM             420031106   $4,182     300,000   SH         SOLE     NONE    300,000
INTERCLICK INC                COM NEW         458483203   $2,220     400,000   SH         SOLE     NONE    400,000
LAZARD LTD                    SHS A           G54050102   $5,275     250,000   SH         SOLE     NONE    250,000
LIZ CLAIBORNE INC             COM             539320101  $22,500   4,500,000   SH         SOLE     NONE  4,500,000
MBIA INC                      COM             55262C100   $7,270      10,000   SH  CALL   SOLE     NONE     10,000
MERCER INTL INC               COM             588056101  $15,154   2,228,600   SH         SOLE     NONE  2,228,600
MOSAIC CO NEW                 COM             61945C103  $12,243     250,000   SH         SOLE     NONE    250,000
MOTOROLA SOLUTIONS INC        COM NEW         620076307  $12,570     300,000   SH         SOLE     NONE    300,000
MURPHY OIL CORP               COM             626717102  $13,248     300,000   SH         SOLE     NONE    300,000
NRG ENERGY INC                COM NEW         629377508  $10,605       5,000   SH  CALL   SOLE     NONE      5,000
NORDION INC                   COM             65563C105   $4,931     559,100   SH         SOLE     NONE    559,100
PACER INTL INC TENN           COM             69373H106   $2,250     600,000   SH         SOLE     NONE    600,000
PHOENIX COS INC NEW           COM             71902E109     $976     800,000   SH         SOLE     NONE    800,000
QUIKSILVER INC                COM             74838C106     $610     200,000   SH         SOLE     NONE    200,000
RITE AID CORP                 COM             767754104  $19,600  20,000,000   SH         SOLE     NONE 20,000,000
SONUS NETWORKS INC            COM             835916107   $4,860   2,250,000   SH         SOLE     NONE  2,250,000
TALBOTS INC                   COM             874161102   $1,620     600,000   SH         SOLE     NONE    600,000
TERRA NOVA RTY CORP           COM             88102D103   $3,319     489,600   SH         SOLE     NONE    489,600
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100  $11,974     350,000   SH         SOLE     NONE    350,000
YAHOO INC                     COM             984332106  $23,048   1,750,000   SH         SOLE     NONE  1,750,000